Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Current	(3,683)	(6,399)	(6,257)
Deferred	(6,528)	(1,786)	(629)
Income tax expense	(10,211)	(8,185)	(6,886)
Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include additional legal advice as to the applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.

Reconciliations of Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Net income before income tax expenses	327,927	249,738	262,434
Net income not subject to taxes	(314,742)	(282,439)	(217,184)
Net income (loss) subject to taxes	13,185	(32,701)	45,250
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(590)	12,940	(7,555)
Adjustments to valuation allowance and uncertain tax positions	14,399	(635)	(24,629)
Permanent and currency differences	(23,900)	(19,926)	25,065
Change in tax rates	(120)	(564)	233
Tax expense related to the current year	(10,211)	(8,185)	(6,886)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Company’s deferred tax assets were as follows:

	December 31, 2023 $	December 31, 2022 $
Derivative instruments	(2,131)	(3,379)
Taxation loss carryforwards and disallowed finance costs	54,215	75,706
Vessels and equipment	(3,500)	(489)
Other items	169	94
	48,753	71,932
Valuation allowance	(53,384)	(70,047)
Net deferred tax (liabilities) assets	(4,631)	1,885

	December 31, 2023 $	December 31, 2022 $
Deferred income tax assets included in other assets	258	6,620
Deferred income tax liabilities included in other long-term liabilities	(4,889)	(4,735)
Net deferred tax (liabilities) assets	(4,631)	1,885